1933 Act File No. 33-49701
                                                    1940 Act File No. 811-7065

                  SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                    ----

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.   7    .............................X
                                   -------                          ----

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.

                          The Planters Funds

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779

               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,

                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779

                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 __ filed the Notice required by that Rule on September 15, 1997; or intends to file the Notice required by that Rule on or about
    ____________; or

 X_during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                  Proposed
Title of                        Proposed          Maximum

Securities        Amount        Maximum           Aggregate       Amount of

Being             Being         Offering Price    Offering        Registration

REGISTERED        REGISTERED    PER UNIT          PRICE*          FEE

Shares of
beneficial
interest

(no par value)    587,888        $11.01           $6,472,647      $0.00


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 587,888. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 0. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 587,888.

                         CONTENTS OF AMENDMENT

     This Post-Effective Amendment No. 7 to the Registration Statement of The Planters Funds is comprised of the following papers and documents:

         1.   The facing sheet to register a definite
              number of shares of beneficial interest,no par value, of The Planters Funds.;

         2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

         3.   Signature page.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Planters Funds certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of September, 1997.

                          The Planters Funds

                  BY:  /s/ Gail Cagney
                        Gail Cagney, Assistant Secretary

                       Attorney in Fact for John F. Donahue
                       September 15, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                        TITLE                         DATE

By:   /s/ Gail Cagney
      Gail Cagney                 Attorney In Fact          September 15, 1997
      Assistant Secretary         For the Persons
                                  Listed Below

       NAME                        TITLE

John F. Donahue*                  Chairman and Trustee

Edward C. Gonzales *              President, Treasurer, and Trustee
                                  (Chief Financial Officer)

Thomas G. Bigley *                Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

Gregor F. Meyer*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney